Condensed Consolidating Financial Information - Narrative (Details) (USD $)	Dec. 31, 2012	Apr. 20, 2012	May 16, 2013 Junior Subordinated Notes (2053 Notes) Subsequent Event	Mar. 31, 2013 5.5% Senior Notes, due 2022 Senior Notes	Dec. 31, 2012 5.5% Senior Notes, due 2022 Senior Notes	Jul. 13, 2012 5.5% Senior Notes, due 2022 Senior Notes	Mar. 31, 2013 2.9% Senior Notes, due 2018 Senior Notes	Feb. 11, 2013 2.9% Senior Notes, due 2018 Senior Notes	Jul. 13, 2012 2.9% Senior Notes, due 2018 Senior Notes	Feb. 11, 2013 2.9% Senior Notes, due 2018 Senior Notes Subsequent Event
Debt Instrument [Line Items]
Amount of unsecured notes issued		$ 5,000,000,000	$ 750,000,000			$ 850,000,000		$ 1,000,000,000		$ 1,000,000,000
Annual interest rate on loan	2.25%		5.65%	5.50%	5.50%	5.50%	2.90%	2.90%	2.90%	2.90%